Consolidated Schedule of Investments

Emerald Growth Fund

January 31, 2020 (Unaudited)

Shares		Value (Note 2)
COMMON STOCKS: 98.59%
Consumer Discretionary: 18.59%
466,729	American Eagle Outfitters, Inc.	$6,720,898
921,867	Chegg, Inc.(a)	38,008,576
135,546	Children's Place, Inc.	8,088,030
179,706	Churchill Downs, Inc.	25,945,952
202,299	Chuy's Holdings, Inc.(a)	4,966,440
487,123	Del Taco Restaurants, Inc.(a)	3,672,907
159,344	Five Below, Inc.(a)	18,040,928
191,070	Jack in the Box, Inc.	15,619,972
149,281	Marcus Corp.	4,351,541
260,387	Meritage Homes Corp.(a)	18,477,062
575,849	Noodles & Co.(a)	4,111,562
374,933	Planet Fitness, Inc., Class A(a)	30,290,837
483,702	SeaWorld Entertainment, Inc.(a)	16,668,371
430,101	Steven Madden, Ltd.	16,584,695
381,200	Taylor Morrison Home Corp., Class A(a)	9,865,456
323,593	Tilly's, Inc., Class A	2,750,541
193,370	Urban Outfitters, Inc.(a)	4,950,272
425,586	YETI Holdings, Inc.(a)	15,474,307
		244,588,347

Consumer Staples: 5.96%
945,701	BellRing Brands, Inc., Class A(a)	20,464,969
24,940	Boston Beer Co., Inc., Class A(a)	8,888,117
469,817	Freshpet, Inc.(a)	29,542,093
847,045	Simply Good Foods Co.(a)	19,456,624
		78,351,803

Energy: 1.64%
105,372	Arcosa, Inc.	4,610,025
478,011	New Fortress Energy LLC(a)	7,194,065
313,980	Tellurian, Inc.(a)	2,204,140
346,875	Viper Energy Partners LP	7,565,344
		21,573,574

Financial Services: 12.71%
57,203	Agree Realty Corp.	4,343,424
159,120	Ameris Bancorp	6,395,033
266,841	Axos Financial, Inc.(a)	7,516,911
491,961	BRP Group, Inc., Class A(a)	7,418,772
81,892	Bryn Mawr Bank Corp.	3,072,588
70,000	Cannae Holdings, Inc.(a)	2,846,200
122,943	CenterState Bank Corp.	2,773,594
55,159	CNB Financial Corp.	1,630,500
533,252	CrossFirst Bankshares, Inc.(a)	7,278,890
122,232	eHealth, Inc.(a)	12,853,917
1,058,460	Everi Holdings, Inc.(a)	13,230,750
122,502	First Choice Bancorp	2,981,699
Shares		Value (Note 2)
Financial Services (continued)
61,453	LendingTree, Inc.(a)	$19,124,173
296,259	Moelis & Co., Class A	10,665,324
460,737	OceanFirst Financial Corp.	10,716,743
492,488	Pacific Premier Bancorp, Inc.	14,676,142
187,429	Palomar Holdings, Inc.(a)	10,018,080
238,038	Pinnacle Financial Partners, Inc.	14,058,524
213,549	QTS Realty Trust, Inc., REIT, Class A	12,146,667
106,241	STAG Industrial, Inc.	3,425,210
		167,173,141

Health Care: 25.21%
320,427	Adamas Pharmaceuticals, Inc.(a)	1,646,995
127,224	Addus HomeCare Corp.(a)	12,002,312
291,952	Aimmune Therapeutics, Inc.(a)	9,065,110
95,008	Applied Therapeutics, Inc.(a)	4,985,070
269,960	AtriCure, Inc.(a)	10,501,444
407,619	Avrobio, Inc.(a)	8,857,561
1,178,244	BioDelivery Sciences International, Inc.(a)	6,185,781
276,010	Biohaven Pharmaceutical Holding Co., Ltd.(a)	13,383,725
88,310	Blueprint Medicines Corp.(a)	5,603,269
173,364	ChemoCentryx, Inc.(a)	7,354,101
453,791	Collegium Pharmaceutical, Inc.(a)	9,128,006
395,710	Dicerna Pharmaceuticals, Inc.(a)	7,813,294
925,000	Exicure, Inc.(a)	2,210,750
143,270	Haemonetics Corp.(a)	15,385,765
725,347	Horizon Therapeutics PLC(a)	25,017,218
216,038	Integer Holdings Corp.(a)	18,449,645
292,013	Karyopharm Therapeutics, Inc.(a)	4,716,010
123,030	LivaNova PLC(a)	8,362,349
129,603	Merit Medical Systems, Inc.(a)	4,720,141
130,748	Mirati Therapeutics, Inc.(a)	11,352,849
70,000	Misonix, Inc.(a)	1,168,300
830,815	NeoGenomics, Inc.(a)	26,777,167
2,035,891	Oncocyte Corp.(a)	5,313,676
196,544	Oyster Point Pharma, Inc.(a)	6,191,136
215,634	PTC Therapeutics, Inc.(a)	11,105,151
427,963	Radius Health, Inc.(a)	7,515,030
58,926	Reata Pharmaceuticals, Inc., Class A(a)	12,892,420
468,203	Replimune Group, Inc.(a)	7,444,428
163,872	SeaSpine Holdings Corp.(a)	2,418,751
184,903	Tabula Rasa HealthCare, Inc.(a)	10,737,317
199,175	Tandem Diabetes Care, Inc.(a)	15,145,267
84,864	Teladoc Health, Inc.(a)	8,631,517
258,345	TransMedics Group, Inc.(a)	4,523,621
189,166	Twist Bioscience Corp.(a)	4,698,883
41,094	Vanda Pharmaceuticals, Inc.(a)	523,949
183,015	Varex Imaging Corp.(a)	5,060,365
342,591	Vericel Corp.(a)	5,618,492

Shares		Value (Note 2)
Health Care (continued)
180,523	Zogenix, Inc.(a)	$9,092,944
		331,599,809

Materials & Processing: 3.70%
91,725	Carpenter Technology Corp.	3,645,151
439,013	PQ Group Holdings, Inc.(a)	6,721,289
389,399	Trex Co., Inc.(a)	38,254,558
		48,620,998

Producer Durables: 10.78%
229,970	Aerojet Rocketdyne Holdings, Inc.(a)	11,974,538
200,000	Air Transport Services Group, Inc.(a)	4,194,000
60,125	Allied Motion Technologies, Inc.	2,756,130
232,580	Chart Industries, Inc.(a)	14,880,468
85,525	Generac Holdings, Inc.(a)	8,859,535
340,044	Harsco Corp.(a)	5,066,656
144,297	Insperity, Inc.	12,607,229
190,337	Knoll, Inc.	4,712,744
1,161,756	Kratos Defense & Security Solutions, Inc.(a)	21,306,605
175,290	NV5 Global, Inc.(a)	10,887,262
215,416	Tetra Tech, Inc.	18,439,610
39,500	TopBuild Corp.(a)	4,523,145
319,956	TriNet Group, Inc.(a)	18,256,689
65,510	Vicor Corp.(a)	3,278,775
		141,743,386

Technology: 18.16%
154,197	1Life Healthcare, Inc.(a)	3,403,128
187,500	Alarm.com Holdings, Inc.(a)	8,236,875
446,519	Ciena Corp.(a)	18,159,928
149,832	EverQuote, Inc., Class A(a)	5,497,336
340,571	ForeScout Technologies, Inc.(a)	9,709,679
1,516,391	Glu Mobile, Inc.(a)	8,946,707
401,910	Leaf Group, Ltd.(a)	1,402,666
21,573	Lumentum Holdings, Inc.(a)	1,634,586
318,865	MACOM Technology Solutions Holdings, Inc.(a)	9,062,143
244,392	Mercury Systems, Inc.(a)	18,757,086
362,060	Model N, Inc.(a)	11,292,651
66,765	New Relic, Inc.(a)	4,407,158
87,216	Onto Innovation, Inc.(a)	3,308,975
293,051	Perficient, Inc.(a)	14,564,635
366,620	PlayAGS, Inc.(a)	3,768,853
756,598	Pluralsight, Inc., Class A(a)	14,670,435
27,618	Proofpoint, Inc.(a)	3,391,766
109,616	Q2 Holdings, Inc.(a)	9,557,419
419,395	Rapid7, Inc.(a)	24,903,675
447,667	SailPoint Technologies Holding, Inc.(a)	11,231,965
488,358	SVMK, Inc.(a)	8,619,519
696,516	USA Technologies, Inc.(a)	6,303,470
292,454	Varonis Systems, Inc.(a)	24,466,702
Shares		Value (Note 2)
Technology (continued)
962,946	Viavi Solutions, Inc.(a)	$13,577,539
		238,874,896

Utilities: 1.84%
159,162	Boingo Wireless, Inc.(a)	1,788,981
207,385	Cogent Communications Holdings, Inc.	14,709,818
155,697	Shenandoah Telecommunications Co.	6,282,374
154,388	Vonage Holdings Corp.(a)	1,369,421
		24,150,594

	Total Common Stocks
	(Cost $926,839,325)	1,296,676,548

SHORT TERM INVESTMENTS: 2.01%
	Dreyfus Government Cash Management Fund - Institutional Class
26,480,476	1.490% (7-Day Yield)	26,480,476

	Total Short Term Investments
	(Cost $26,480,476)	26,480,476

Total Investments: 100.60%
(Cost $953,319,801)		1,323,157,024

Liabilities In Excess Of Other Assets: (0.60)%		(7,870,008)
Net Assets: 100.00%		$1,315,287,016

(a)	Non-income producing security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Consolidated Schedule of Investments.

Consolidated Schedule of Investments

Emerald Small Cap Value Fund

January 31, 2020 (Unaudited)

Shares		Value (Note 2)
COMMON STOCKS: 97.60%
Consumer Discretionary: 15.89%
1,138	Aaron's, Inc.	$67,552
477	Children's Place, Inc.	28,463
1,200	Eldorado Resorts, Inc.(a)	71,736
8,191	GameStop Corp., Class A	31,453
5,782	Gannett Co., Inc.	35,328
3,699	Gray Television, Inc.(a)	75,016
2,825	Meritor, Inc.(a)	61,896
928	Penske Automotive Group, Inc.	43,588
4,906	ZAGG, Inc.(a)	37,089
		452,121

Energy: 5.89%
1,310	Arcosa, Inc.	57,313
3,936	Magnolia Oil & Gas Corp., Class A(a)	41,406
6,578	Range Resources Corp.	19,734
2,425	Solaris Oilfield Infrastructure, Inc., Class A	27,960
962	Viper Energy Partners LP	20,981
		167,394

Financial Services: 44.84%
2,582	Amalgamated Bank, Class A	44,514
3,392	Amerant Bancorp, Inc., Class B(a)	50,168
4,384	Bancorp, Inc.(a)	51,863
1,694	Bank of NT Butterfield & Son, Ltd.	56,275
1,774	Bank OZK	48,217
3,074	Bank7 Corp.	55,916
2,635	Baycom Corp.(a)	59,181
2,910	BRP Group, Inc., Class A(a)	43,883
1,477	Cannae Holdings, Inc.(a)	60,055
1,529	CNB Financial Corp.	45,197
1,309	Codorus Valley Bancorp, Inc.	28,536
1,186	County Bancorp, Inc.	29,947
1,407	Easterly Government Properties, Inc.	34,063
1,102	Employers Holdings, Inc.	47,000
1,316	First Internet Bancorp	34,887
503	First Merchants Corp.	19,994
2,945	Flushing Financial Corp.	58,517
1,092	Hancock Whitney Corp.	43,396
2,879	Heritage Insurance Holdings, Inc.	34,721
703	Innovative Industrial Properties, Inc.	62,919
1,128	INTL. FCStone, Inc.(a)	53,760
4,176	Luther Burbank Corp.	43,055
976	Moelis & Co., Class A	35,136
13,587	MoneyGram International, Inc.(a)	27,989
2,177	Plymouth Industrial REIT, Inc.	40,100
2,949	Postal Realty Trust, Inc., Class A	49,180
1,239	Sussex Bancorp	29,612
1,234	Synovus Financial Corp.	43,215
Shares		Value (Note 2)
Financial Services (continued)
2,193	TPG RE Finance Trust, Inc.	$44,891
		1,276,187

Health Care: 3.68%
336	Biohaven Pharmaceutical Holding Co., Ltd.(a)	16,293
1,641	Collegium Pharmaceutical, Inc.(a)	33,009
2,006	Varex Imaging Corp.(a)	55,465
		104,767

Materials & Processing: 4.88%
747	Belden, Inc.	36,805
3,942	Cleveland-Cliffs, Inc.	27,673
1,551	Universal Forest Products, Inc.	74,292
		138,770

Producer Durables: 9.60%
1,073	Air Lease Corp.	46,075
1,539	Columbus McKinnon Corp.	53,850
992	Cubic Corp.	64,768
807	ICF International, Inc.	70,684
906	SP Plus Corp.(a)	37,880
		273,257

Technology: 11.06%
2,585	Blucora, Inc.(a)	58,292
2,763	Cerence, Inc.(a)	58,990
1,255	Ebix, Inc.	43,210
1,415	NCR Corp.(a)	47,714
3,689	Photronics, Inc.(a)	47,145
2,623	PlayAGS, Inc.(a)	26,964
4,025	Turtle Beach Corp.(a)	32,442
		314,757

Utilities: 1.76%
5,659	Vonage Holdings Corp.(a)	50,195

	Total Common Stocks
	(Cost $2,568,213)	2,777,448

SHORT TERM INVESTMENTS: 3.13%
	Dreyfus Government Cash Management Fund - Institutional Class
88,938	1.490% (7-Day Yield)	88,938

	Total Short Term Investments
	(Cost $88,938)	88,938

Shares	Value (Note 2)
Total Investments: 100.73%
(Cost $2,657,151)	2,866,386

Liabilities In Excess Of Other Assets: (0.73)%	(20,726)
Net Assets: 100.00%	$2,845,660

(a)	Non-income producing security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Consolidated Schedule of Investments.

Consolidated Schedule of Investments

Emerald Insights Fund

January 31, 2020 (Unaudited)

Shares		Value (Note 2)
COMMON STOCKS: 93.78%
Consumer Discretionary: 15.85%
353	Amazon.com, Inc.(a)	$709,078
1,459	Best Buy Co., Inc.	123,562
8,864	Chegg, Inc.(a)	365,463
953	Churchill Downs, Inc.	137,594
5,678	Cinemark Holdings, Inc.	178,914
1,039	Dollar Tree, Inc.(a)	90,466
479	Home Depot, Inc.	109,260
616	Polaris, Inc.	56,573
7,928	SeaWorld Entertainment, Inc.(a)	273,199
		2,044,109

Consumer Staples: 3.42%
8,644	BellRing Brands, Inc., Class A(a)	187,056
391	Boston Beer Co., Inc., Class A(a)	139,345
1,830	Freshpet, Inc.(a)	115,070
		441,471

Energy: 5.03%
2,173	Diamondback Energy, Inc.	161,671
5,577	Magnolia Oil & Gas Corp., Class A(a)	58,670
20,641	NCS Multistage Holdings, Inc.(a)	31,581
4,318	New Fortress Energy LLC(a)	64,986
7,266	Parsley Energy, Inc., Class A	120,906
11,332	Tellurian, Inc.(a)	79,551
5,995	Viper Energy Partners LP	130,751
		648,116

Financial Services: 8.82%
1,029	Blackstone Group, Inc., Class A	62,841
831	Citigroup, Inc.	61,835
562	Euronet Worldwide, Inc.(a)	88,594
8,491	Everi Holdings, Inc.(a)	106,138
640	Fiserv, Inc.(a)	75,910
989	JPMorgan Chase & Co.	130,904
617	LendingTree, Inc.(a)	192,010
1,262	Visa, Inc., Class A	251,100
3,041	Western Alliance Bancorp	167,954
		1,137,286

Health Care: 15.60%
1,116	Abbott Laboratories	97,248
1,002	Alnylam Pharmaceuticals, Inc.(a)	115,020
2,747	Avrobio, Inc.(a)	59,692
9,556	BioDelivery Sciences International, Inc.(a)	50,169
1,922	Biohaven Pharmaceutical Holding Co., Ltd.(a)	93,198
1,592	BioTelemetry, Inc.(a)	77,881
800	ChemoCentryx, Inc.(a)	33,936
Shares		Value (Note 2)
Health Care (continued)
4,070	Dicerna Pharmaceuticals, Inc.(a)	$80,362
4,746	Horizon Therapeutics PLC(a)	163,690
2,055	Integer Holdings Corp.(a)	175,497
659	Merck & Co., Inc.	56,305
1,845	Merit Medical Systems, Inc.(a)	67,195
1,528	Oyster Point Pharma, Inc.(a)	48,132
2,115	PTC Therapeutics, Inc.(a)	108,922
1,767	Sarepta Therapeutics, Inc.(a)	204,901
1,780	SeaSpine Holdings Corp.(a)	26,273
10,321	SmileDirectClub, Inc.(a)	138,198
3,753	Tabula Rasa HealthCare, Inc.(a)	217,937
532	Tandem Diabetes Care, Inc.(a)	40,453
2,135	Varex Imaging Corp.(a)	59,033
669	Veeva Systems, Inc., Class A(a)	98,082
		2,012,124

Materials & Processing: 4.83%
7,862	Cleveland-Cliffs, Inc.	55,191
676	Eagle Materials, Inc.	61,631
2,816	GMS, Inc.(a)	75,244
1,308	Scotts Miracle-Gro Co.	160,544
2,747	Trex Co., Inc.(a)	269,865
		622,475

Producer Durables: 8.25%
3,872	Chart Industries, Inc.(a)	247,731
275	CoStar Group, Inc.(a)	179,572
8,567	Harsco Corp.(a)	127,648
6,372	Kratos Defense & Security Solutions, Inc.(a)	116,863
217	Lockheed Martin Corp.	92,902
1,357	NV5 Global, Inc.(a)	84,283
1,498	OSI Systems, Inc.(a)	129,637
739	TopBuild Corp.(a)	84,623
		1,063,259

Technology: 31.41%
102	Adobe, Inc.(a)	35,816
331	Alphabet, Inc., Class A(a)	474,250
1,876	Anaplan, Inc.(a)	108,039
2,300	Apple, Inc.	711,873
640	Facebook, Inc., Class A(a)	129,222
722	Fortinet, Inc.(a)	83,290
14,389	Glu Mobile, Inc.(a)	84,895
1,432	Lumentum Holdings, Inc.(a)	108,503
4,444	Microsoft Corp.	756,502
7,878	MobileIron, Inc.(a)	37,578
1,094	New Relic, Inc.(a)	72,215
1,086	NVIDIA Corp.	256,763
474	Palo Alto Networks, Inc.(a)	111,286
5,359	Pluralsight, Inc., Class A(a)	103,911
844	Proofpoint, Inc.(a)	103,652
7,682	Pure Storage, Inc., Class A(a)	136,740

Shares		Value (Note 2)
Technology (continued)
3,233	Rapid7, Inc.(a)	$191,976
1,382	RealPage, Inc.(a)	80,640
362	salesforce.com, Inc.(a)	65,996
288	ServiceNow, Inc.(a)	97,410
924	Take-Two Interactive Software, Inc.(a)	115,167
2,202	Varonis Systems, Inc.(a)	184,219
		4,049,943

Utilities: 0.57%
1,411	Essential Utilities, Inc.	73,287

	Total Common Stocks
	(Cost $9,188,931)	12,092,070

EXCHANGE TRADED FUNDS: 2.72%
Technology: 2.72%
1,411	iShares Expanded Tech-Software Sector ETF	350,874

	Total Exchange Traded Funds
	(Cost $303,743)	350,874

SHORT TERM INVESTMENTS: 4.45%
	Dreyfus Government Cash Management Fund - Institutional Class
573,170	1.490% (7-Day Yield)	573,170

	Total Short Term Investments
	(Cost $573,170)	573,170

Total Investments: 100.95%
(Cost $10,065,844)		13,016,114

Liabilities In Excess Of Other Assets: (0.95)%		(122,194)
Net Assets: 100.00%		$12,893,920

(a)	Non-income producing security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Consolidated Schedule of Investments.

Consolidated Schedule of Investments

Emerald Banking and Finance Fund

January 31, 2020 (Unaudited)

Shares		Value (Note 2)
COMMON STOCKS: 99.86%
Consumer Discretionary: 0.40%
Advertising Agencies: 0.40%
11,980	Cardlytics, Inc.(a)	$1,005,361

Financial Services: 94.74%
Asset Management & Custodian: 2.72%
243,486	Focus Financial Partners, Inc., Class A(a)	6,878,479

Banks: Diversified: 66.47%
70,605	1st Source Corp.	3,331,850
348,301	Amerant Bancorp, Inc., Class A(a)	6,488,848
165,534	Amerant Bancorp, Inc., Class B(a)	2,448,248
69,178	American Business Bank(a)	2,480,031
822,179	Bancorp, Inc.(a)	9,726,378
316,977	Bank of Commerce Holdings	3,391,654
151,810	Bank of NT Butterfield & Son, Ltd.	5,043,128
495,424	Bank7 Corp.	9,011,763
241,551	Baycom Corp.(a)	5,425,235
224,440	Business First Bancshares, Inc.	5,561,623
15,000	Cambridge Bancorp	1,082,700
175,146	CBTX, Inc.	5,175,564
107,000	Centric Financial Corp.(a)	1,027,200
118,810	Civista Bancshares, Inc.	2,615,008
110,003	CNB Financial Corp.	3,251,689
195,152	Coastal Financial Corp.(a)	3,473,706
26,842	Community Heritage Financial, Inc.	597,771
135,870	CrossFirst Bankshares, Inc.(a)	1,854,625
15,353	Enterprise Financial Services Corp.	668,009
351,830	Esquire Financial Holdings, Inc.(a)	8,004,132
104,051	First Mid Bancshares, Inc.	3,407,670
66,405	FS Bancorp, Inc.	3,633,682
164,547	FVCBankcorp, Inc.(a)	2,624,525
198,600	Guaranty Bancshares, Inc.	6,077,160
211,862	Heritage Commerce Corp.	2,457,599
103,116	Investar Holding Corp.	2,279,895
70,176	Live Oak Bancshares, Inc.	1,226,676
53	Mechanics Bank/Walnut Creek CA(a)	1,637,700
229,276	Metropolitan Bank Holding Corp.(a)	11,268,915
27,451	Opus Bank	731,157
150,710	Origin Bancorp, Inc.	5,311,020
127,472	People's Utah Bancorp	3,324,470
19,234	Potomac Bancshares, Inc.	273,892
279,177	Professional Holding Corp., Class A(a)	5,513,746
254,684	Seacoast Commerce Banc Holdings	4,647,983
158,618	ServisFirst Bancshares, Inc.	5,829,212
5,170	Silvergate Capital Corp., Class A(a)	81,583
71,032	Southern First Bancshares, Inc.(a)	2,773,800
307,100	Spirit of Texas Bancshares, Inc.(a)	6,372,325
14,044	TriState Capital Holdings, Inc.(a)	322,872
Shares		Value (Note 2)
Banks: Diversified (continued)
254,806	Triumph Bancorp, Inc.(a)	$9,932,338
168,750	Unity Bancorp, Inc.	3,699,000
135,517	Veritex Holdings, Inc.	3,837,841
		167,924,223

Banks: Savings, Thrift & Mortgage Lending: 8.79%
22,330	Axos Financial, Inc.(a)	629,036
137,630	Banc of California, Inc.	2,196,575
52,558	Heritage Financial Corp.	1,354,945
262,103	Malvern Bancorp, Inc.(a)	5,242,060
287,953	Meta Financial Group, Inc.	10,717,611
250,000	University Bancorp, Inc.(a)	2,062,500
		22,202,727

Commercial Finance & Mortgage: 2.05%
1,232,440	ECN Capital Corp.	5,176,248

Consumer Lending: 2.18%
624,263	MoneyGram International, Inc.(a)	1,285,982
99,650	OneMain Holdings, Inc.	4,222,170
		5,508,152

Diversified Financial Services: 4.08%
176,340	Cannae Holdings, Inc.(a)	7,169,984
184,790	Repay Holdings Corp., Class A(a)	3,124,799
		10,294,783

Equity REIT: Diversified: 0.32%
17,992	Safehold, Inc.	808,920

Equity REIT: Industrial: 4.03%
17,700	Americold Realty Trust	610,119
93,000	Innovative Industrial Properties, Inc.	8,323,500
29,490	Plymouth Industrial REIT, Inc.	543,206
14,710	Rexford Industrial Realty, Inc.	708,875
		10,185,700

Equity REIT: Office: 1.28%
13,640	Alpine Income Property Trust, Inc.	259,433
30,610	Easterly Government Properties, Inc.	741,068
134,007	Postal Realty Trust, Inc., Class A	2,234,781
		3,235,282

Equity REIT: Retail: 0.10%
10,340	Acadia Realty Trust	256,639

Financial Data & Systems: 0.10%
20,510	Everi Holdings, Inc.(a)	256,375

Insurance: Multi-Line: 0.95%
86,740	BRP Group, Inc., Class A(a)	1,308,039
2,690	eHealth, Inc.(a)	282,881

Shares		Value (Note 2)
Insurance: Multi-Line (continued)
18,648	James River Group Holdings, Ltd.	$800,745
		2,391,665

Insurance: Property-Casualty: 1.27%
50,901	Kingstone Cos., Inc.	402,118
10,353	Kinsale Capital Group, Inc.	1,182,520
51,270	NMI Holdings, Inc., Class A(a)	1,636,538
		3,221,176

Securities Brokerage & Services: 0.40%
21,010	INTL. FCStone, Inc.(a)	1,001,337

Materials & Processing: 2.10%
Precious Metals & Minerals: 2.10%
251,100	Bonterra Resources, Inc.(a)	328,941
121,028	Kirkland Lake Gold, Ltd.	4,977,882
		5,306,823

Producer Durables: 0.11%
Back Office Support HR & Consulting: 0.11%
420	CoStar Group, Inc.(a)	274,256

Technology: 2.51%
Computer Services Software & Systems: 2.51%
10,650	Black Knight, Inc.(a)	712,698
2,460	Bottomline Technologies DE, Inc.(a)	131,856
155,310	Ebix, Inc.	5,347,323
3,200	Intelligent Systems Corp.(a)	135,840
		6,327,717

	Total Common Stocks
	(Cost $208,464,151)	252,255,863
SHORT TERM INVESTMENTS: 0.27%
	Dreyfus Government Cash Management Fund - Institutional Class
687,884	1.490% (7-Day Yield)	687,884

	Total Short Term Investments
	(Cost $687,884)	687,884

Total Investments: 100.13%
(Cost $209,152,035)		252,943,747

Liabilities In Excess Of Other Assets: (0.13)%		(320,807)
Net Assets: 100.00%		$252,622,940

(a)	Non-income producing security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Consolidated Schedule of Investments.

Consolidated Schedule of Investments

Emerald Select trueLiberty Income Fund

January 31, 2020 (Unaudited)

Shares		Value (Note 2)
COMMON STOCKS: 12.95%
Energy: 12.95%
24	Cheniere Energy Partners LP	$928
29	Crestwood Equity Partners LP	$840
53	DCP Midstream LP	1,115
53	Enable Midstream Partners LP	498
311	Energy Transfer LP	3,915
154	EnLink Midstream LLC	775
139	Enterprise Products Partners LP	3,582
49	EQM Midstream Partners LP	1,134
65	Genesis Energy LP	1,162
63	Magellan Midstream Partners LP	3,867
154	MPLX LP	3,704
70	NGL Energy Partners LP	703
20	Noble Midstream Partners LP	448
58	NuStar Energy LP	1,584
43	Phillips 66 Partners LP	2,512
209	Plains All American Pipeline LP	3,480
73	Shell Midstream Partners LP	1,434
93	Tallgrass Energy LP, Class A	2,075
32	TC PipeLines LP	1,277
120	Western Midstream Partners LP	1,987
		37,020

	Total Common Stocks
	(Cost $40,234)	37,020
SHORT TERM INVESTMENTS: 38.46%
	Vanguard Treasury Money Market Fund
110,000	1.520% (12/31/49)	110,000

	Total Short Term Investments
	(Cost $110,000)	110,000

Total Investments: 51.41%
(Cost $150,234)		147,020

Other Assets In Excess Of Liabilities: 48.59%(b)		138,966
Net Assets: 100.00%		$285,986

(a)	Non-income producing security.
(b)	Includes cash which is being held as collateral for total return swaps.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Consolidated Schedule of Investments.

Total Return Swap Contract(a)

Swap Counterparty	Reference Obligation	Notional Amount	Floating Rate/Fixed Amount Paid by the Fund*	Termination Date	Value	Unrealized Depreciation
J.P. Morgan	Alerian MLP Infrastructure	$160,323	75 bps + 1M US L	03/02/2021	$148,403	$(11,920)
		$160,323			$148,403	$(11,920)

(a)	For long positions in the total return swap, the Fund receives payments based on any positive return of the Reference Obligation less the rate paid by the Fund. The Fund makes payments on any negative return of such Reference Obligations plus the rate paid by the Fund. For the short positions in the total return swap, the Fund makes payments based on any positive return of the Reference Obligation less the rate received by the Fund. The Fund receives payments on any negative return of such Reference Obligations plus the rate received by the Fund.
*	Payments made when swap contract closes.

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

Libor Rates:

1M US L - 1 Month LIBOR as of January 31, 2020 was 1.66%

Emerald Funds	Notes to Quarterly Consolidated Schedule of Investments
January 31, 2020 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Emerald Growth Fund, Emerald Small Cap Value Fund, Emerald Insights Fund, Emerald Banking and Finance Fund and Emerald Select trueLiberty Income Fund (each a “Fund” and collectively, the “Funds”). The Emerald Small Cap Value Fund is a successor to a previously operational fund which was a series of Elessar Funds Investment Trust, a Delaware statutory trust, and was organized into a series of the Trust effective as of the close of business on June 26, 2015. Effective March 3, 2015, the Board approved changing the fiscal year end of the Emerald Small Cap Value Fund from September 30 to April 30.

The Emerald Growth Fund and Emerald Insights Fund seek to achieve long-term growth through capital appreciation. The Emerald Small Cap Value Fund seeks long-term capital appreciation. The Emerald Banking and Finance Fund seeks to achieve long term growth through capital appreciation with income as a secondary objective. The Emerald Select trueLiberty Income Fund seeks to provide current income with capital appreciation as a secondary investment objective.

Basis of Consolidation: Emerald Select trueMLP Strategy Offshore Fund, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, is a wholly owned subsidiary of the Emerald Select trueLiberty Income Fund. The investment objective of the Subsidiary is designed to enhance the ability of the Fund to obtain exposure to equities, financial, currency and commodities markets consistent with the limits of the U.S. federal tax law requirements applicable to registered investment companies. The Subsidiary is subject to substantially the same investment policies and investment restrictions as the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain commodity-related investments on behalf of the Fund. Investments in the Subsidiary are expected to provide the Fund with exposure to the commodity markets within the limitations of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and recent IRS revenue rulings, as discussed below under “Federal Income Taxes”. The Fund is the sole shareholder of the Subsidiary pursuant to a subscription agreement, and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to wholly own and vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. The Fund may invest up to 25% of its total assets in shares of the Subsidiary. As a wholly owned subsidiary of the Fund, all assets and liabilities, income and expenses of the Subsidiary are consolidated in the Consolidated Schedule of Investments. All investments held by the Subsidiary are disclosed in the accounts of the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Consolidated Schedule of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of Consolidated Schedule of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the Quarterly Consolidated Schedule of Investments. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their Consolidated Schedule of Investments.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally, 4:00 p.m. Eastern Time, on each business day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security.

Equity securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board.

Emerald Funds	Notes to Quarterly Consolidated Schedule of Investments
January 31, 2020 (Unaudited)

When such prices or quotations are not available, or when Emerald Mutual Fund Advisers Trust, (the “Adviser”), believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value the Funds as of January 31, 2020:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Growth Fund
Common Stocks(a)	$1,296,676,548	$–	$–	$1,296,676,548
Short Term Investments	26,480,476	–	–	26,480,476
TOTAL	$1,323,157,024	$–	$–	$1,323,157,024

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Small Cap Value Fund
Common Stocks(a)	$2,777,448	$–	$–	$2,777,448
Short Term Investments	88,938	–	–	88,938
TOTAL	$2,866,386	$–	$–	$2,866,386

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Insights Fund
Common Stocks(a)	$12,092,070	$–	$–	$12,092,070
Exchange Traded Funds(a)	350,874	–	–	350,874
Short Term Investments	573,170	–	–	573,170
TOTAL	$13,016,114	$–	$–	$13,016,114

Emerald Funds	Notes to Quarterly Consolidated Schedule of Investments
January 31, 2020 (Unaudited)

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Banking and Finance Fund
Common Stocks(a)	$252,255,863	$–	$–	$252,255,863
Short Term Investments	687,884	–	–	687,884
TOTAL	$252,943,747	$–	$–	$252,943,747

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Select trueLiberty Income Fund
Common Stocks	$37,020	$–	$–	$37,020
Short Term Investments	110,000	–	–	110,000
TOTAL	$147,020	$–	$–	$147,020

Other Financial Instruments(b)
Liabilities:Total Return Swap Contract	$–	$(11,920)	$–	$(11,920)
TOTAL	$–	$(11,920)	$–	$(11,920)

(a)	For detailed Industry descriptions, see the accompanying Consolidated Schedule of Investments.
(b)	Other financial instruments are derivative instruments reflected in the Consolidated Schedule of Investments. The derivatives shown in the table are reported at their unrealized appreciation/ (depreciation) at measurement date, which represents the change in the contract’s value from trade date.

For the nine months ended January 31, 2020, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Funds use for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act. A Fund’s investments in REITs may result in such Fund’s receipt of cash in excess of the REITs’ earnings. If the Fund receives such distributions all or a portion of these distributions will constitute a return of capital to such Fund. Receiving a return of capital distribution from REITs will reduce the amount of income available to be distributed to Fund shareholders. Income from REITs generally will not be eligible for treatment as qualified dividend income. As the final character of the distributions is not known until reported by the REITs on their 1099s, the Funds utilize an average of the prior year’s reallocation information as an estimate for the current year character of distributions.

3. DERIVATIVE INSTRUMENTS

Swap Contracts: The Emerald Select trueLiberty Income Fund may enter into swap transactions for hedging purposes or to seek to increase total return. At the present time, the Fund primarily enters into swap transactions for the purpose of increasing total return. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Fund and/or the termination value at the end of the contract.

Emerald Funds	Notes to Quarterly Consolidated Schedule of Investments
January 31, 2020 (Unaudited)

Therefore, the Fund considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk that are not directly reflected in the amounts.

The Fund invests in total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund may pay or receive cash as collateral on these contracts which may be recorded as an asset and/or liability. The Fund must set aside liquid assets, or engage in other appropriate measures, to cover its obligations under these contracts. Swaps are marked to market daily using either pricing vendor quotations, counterparty prices, or model prices and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Fund are recorded as an asset and/or liability and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract. Swap agreements held at January 31, 2020 are disclosed in the Consolidated Schedule of Investments.